Note D - Premises and Equipment - Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Land	$ 2,633	$ 2,744
Buildings	20,890	16,154
Leasehold improvements	1,267	1,267
Furniture and equipment	6,847	6,039
	31,637	26,204
Less accumulated depreciation	12,420	11,349
Total premises and equipment	$ 19,217	$ 14,855